FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-02741

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Court Street Trust

Fund Name: Spartan New Jersey Municipal Income Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: NOVEMBER 30

DATE OF REPORTING PERIOD: 06/30/2004

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Court Street Trust

BY:  /s/ CHRISTINE REYNOLDS
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CHRISTINE REYNOLDS, TREASURER, FIDELITY MANAGEMENT & RESEARCH COMPANY
DATE: 08/12/2004 11:24:59 AM

EXHIBIT A

VOTE SUMMARY REPORT
Spartan New Jersey Municipal Income Fund
07/01/2003 - 06/30/2004

There is no proxy voting activity for the fund because the fund did not hold any voting securities during the reporting period.